Commitments and Contingencies (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Mar. 18, 2025 USD ($)	Mar. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	May 31, 2024 USD ($) Charterer	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) Charterer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident						$ 1,000,000
Non-cancelable time charter contract revenue, 2025						315
Payment for equity method investment						$ 1,375	$ 1,643	$ 0
RFSea [Member]
Commitments and Contingencies [Abstract]
Payment for equity method investment			$ 1,375		$ 1,375
RFSea [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Payment for equity method investment	$ 1,375	$ 1,375
Dispute with Charterer 1 for Revenues Recognized in 2022 [Member]
Commitments and Contingencies [Abstract]
Number of charterers with payment disputes | Charterer						1
Estimated loss contingencies							19
Allowance for doubtful accounts						$ 0	75
Loss contingency recorded						0
Dispute with Charterer 1 for Revenues Recognized in 2022 [Member] | Prepaid Expenses and Other Assets, Net [Member]
Commitments and Contingencies [Abstract]
Amounts outstanding from disputes						116	$ 116
Dispute with Charterer 2 for Revenues Recognized in 2022 [Member]
Commitments and Contingencies [Abstract]
Number of charterers with payment disputes | Charterer				1
Amounts outstanding from disputes				$ 120
Settlement amount for dispute				$ 111
Dispute with Charterer 2 for Revenues Recognized in 2022 [Member] | Other Operating (Income)/Loss [Member]
Commitments and Contingencies [Abstract]
Additional loss from settlement						$ 9